Right-of-Use Assets (Tables)	12 Months Ended
Mar. 31, 2025
Right-of-Use Assets [Abstract]
Schedule of Right-of-Use Assets Represent Non-Cancellable Operating Lease Agreements
	Motor Vehicle	Office premise	Total
	USD’000	USD’000	USD’000
Cost

As at 1 April 2023	25	890	915
Derecognition upon expiry of lease tenure	—	(845)	(845)
Exchange differences	(1)	(45)	(46)
As at 31 March 2024	24	—	24
Additions	—	1,979	1,979
Derecognition upon expiry of lease tenure	(22)	—	(22)
Exchange differences	(2)	—	(2)
As at 31 March 2025	—	1,979	1,979

Accumulated depreciation

As at 1 April 2023	(4)	(727)	(731)
Depreciation charge	(3)	(160)	(163)
Transfer	—	845	845
Exchange differences	—	42	42
As at 31 March 2024	(7)	—	(7)
Depreciation charge	—	(412)	(412)
Transfer	7	—	7
Exchange differences	—	13	13
As at 31 March 2025	—	(399)	(399)

Carrying amount

As at 31 March 2024	17	—	17
As at 31 March 2025	—	1,580	1,580